FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 65,191	$ 61,698
Financial liabilities	299,318	284,508
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	29,968	25,887
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	651	1,157
Financial liabilities	64	0
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	651	1,157
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	64	0
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	30	21
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	337	475
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	284	661
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,401	9,531
Financial liabilities	5,498	2,037
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,375	5,144
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5,498	2,037
Level 2 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5,498
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,357	1,362
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,621	1,554
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	938	909
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,459	1,319
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,026	4,387
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	11,552	10,893
Financial liabilities	3,258	3,652
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,549	10,540
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,182	3,523
Level 3 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,182
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	76	129
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		740
Level 3 | Corporate bonds | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	796
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,721	6,036
Level 3 | Fixed income securities and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,721
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,032	3,764
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 1,003	$ 353